Related Party Transactions (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 13, 2023	Jan. 03, 2023	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Aug. 01, 2022
Related Party Transactions (Details) [Line Items]
Founder shares vesting, description				The Founder Shares are substantially identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A ordinary shares at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below, and the Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then 12.5% on each of the attainment of Return to Shareholders (as defined in the agreement) exceeding 20%, 30%, 40% and 50%. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Shares subject to forfeiture (in Shares)				127,777
Aggregate of shares (in Shares)				127,777
Exercise price (in Dollars per share)				$ 11.5
Costs paid				$ 25,000
General and administrative expenses				300,000	$ 300,000
Loan repaid				30,000
Principal amount							$ 2,000,000
Converted amount	$ 1,750,000
Unpaid principal amount		$ 250,000
Borrowed an additional amount				395,000
Accrued liabilities				$ 275,000	0
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of shares (in Shares)				5,566,667
Warrant price per share (in Dollars per share)				$ 1.5
Warrants purchase price				$ 8,350,000
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)				$ 12
Common Class A [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Exercise price (in Dollars per share)				$ 11.5
January 3, 2023 [Member]
Related Party Transactions (Details) [Line Items]
Principal amount		$ 250,000
January 13, 2023 [Member]
Related Party Transactions (Details) [Line Items]
Principal amount	$ 4,000,000
Warrant price (in Dollars per share)	$ 1.5
Drawdowns amount				$ 2,726,000
Warrant [Member] | January 3, 2023 [Member]
Related Party Transactions (Details) [Line Items]
Warrant price (in Dollars per share)		$ 1.5
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Related party costs						$ 25,000
Price per share (in Dollars per share)						$ 0.003
Aggregate shares issued (in Shares)			7,500,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)				625,000
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of ordinary shares (in Shares)						7,187,500
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Outstanding principal balance amount				$ 755,000	785,000
Outstanding principal balance				$ 2,726,000	$ 0